Commitments and Contingencies (Contingent Consideration Related to Acquisition) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Aloha Petroleum Ltd [Member]
Site Contingency [Line Items]
Contingent consideration, liability	$ 15	$ 18